OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND OTHER CURRENT LIABILITIES

Other payables and other current liabilities consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Payroll payable	$1,260,439	$1,212,196
Deposits	8,262	981
Other	472,107	534,030
Other payables and other current liabilities	$1,740,808	$1,747,207